PAPP INVESTMENT TRUST

April 7, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Papp Investment Trust
File Nos. 811-22359 and 333-163423

Ladies and Gentlemen:

On behalf of Papp Investment Trust (the “Registrant”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus dated April 1, 2017 for the Papp Small & Mid-Cap Growth Fund (the “Fund”), a series of the Registrant. This 497(c) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Fund, and incorporates by reference the 497(c) filed on April 3, 2017, Accession No. 0001111830-17-000179.

Please contact the undersigned at 513.587.3418 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary